Net fees and commission income - Summary of net fees and commission income (Parenthetical) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fee and commission income (expense) [abstract]
Operating lease fees	₩ 0	₩ 0	₩ 0